Transactions with Related Parties - Principal Executive Office Lease (Details) - 12 months ended Dec. 31, 2021 € in Thousands, $ in Thousands	EUR (€)	USD ($)
Related Party Transactions [Abstract]
Annual lease payment	€ 63	$ 71